Exhibit 99.1

Hyundai Auto Receivables Trust 2015-C
Monthly Servicing Report

Collection Period	September 2019
Distribution Date	10/15/19
Transaction Month	49
30/360 Days	30
Actual/360 Days	29

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	August 14, 2015
Closing Date:	September 16, 2015

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,061,790,025.14	57,449	3.31%	58.28
Original Adj. Pool Balance:		$1,020,665,769.69

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$211,000,000.00	19.872%	0.39000%		September 15, 2016
Class A-2-A Notes	Fixed	$250,000,000.00	23.545%	0.99000%		November 15, 2018
Class A-2-B Notes	Floating	$145,000,000.00	13.656%	LIBOR + 0.37%		November 15, 2018
Class A-3 Notes	Fixed	$255,000,000.00	24.016%	1.46000%		February 18, 2020
Class A-4 Notes	Fixed	$83,630,000.00	7.876%	1.78000%		November 15, 2021
Class B Notes	Fixed	$18,370,000.00	1.730%	2.15000%		November 15, 2021
Class C Notes	Fixed	$27,560,000.00	2.596%	2.55000%		November 15, 2021
Class D Notes	Fixed	$22,450,000.00	2.114%	3.15000%		June 15, 2022
Total Securities		$1,013,010,000.00	95.406%

Overcollateralization		$7,655,769.69	0.721%
YSOA		$41,124,255.45	3.873%
Total Original Pool Balance		$1,061,790,025.14	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2-A Notes	$-	-	$-	-	$-
Class A-2-B Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$-	-	$-	-	$-
Class B Notes	$13,924,233.39	0.7579877	$5,907,221.67	0.3215690	$8,017,011.72
Class C Notes	$27,560,000.00	1.0000000	$27,560,000.00	1.0000000	$-
Class D Notes	$22,450,000.00	1.0000000	$22,450,000.00	1.0000000	$-
Total Securities	$63,934,233.39	0.0631131	$55,917,221.67	0.0551991	$8,017,011.72

Weighted Avg. Coupon (WAC)	3.18%		3.20%
Weighted Avg. Remaining Maturity (WARM)	15.22		14.52
Pool Receivables Balance	$80,937,023.10		$72,682,071.66
Remaining Number of Receivables	19,212		18,453

Adjusted Pool Balance	$79,244,219.94		$71,227,208.22

III. COLLECTIONS

Principal:
Principal Collections	$8,119,208.09
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$142,976.66
Total Principal Collections	$8,262,184.75

Interest:
Interest Collections	$211,802.47
Late Fees & Other Charges	$21,505.94
Interest on Repurchase Principal	$-
Total Interest Collections	$233,308.41

Collection Account Interest	$11,703.27
Reserve Account Interest	$4,028.06
Servicer Advances	$-

Total Collections	$8,511,224.49

Hyundai Auto Receivables Trust 2015-C
Monthly Servicing Report

Collection Period	September 2019
Distribution Date	10/15/19
Transaction Month	49
30/360 Days	30
Actual/360 Days	29

IV. DISTRIBUTIONS

Total Collections	$8,511,224.49
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$8,511,224.49

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$67,447.52	$-	$67,447.52	67,447.52
Collection Account Interest					$11,703.27
Late Fees & Other Charges					$21,505.94
Total due to Servicer					$100,656.73

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2-A Notes		$-		$-
Class A-2-B Notes		$-		$-
Class A-3 Notes		$-		$-
Class A-4 Notes		$-		$-

Total Class A interest:		$-		$-	0.00

3. First Priority Principal Distribution:		$-		$-	0.00

4. Class B Noteholders Interest:		$24,947.58		$24,947.58	24,947.58

5. Second Priority Principal Distribution:		$-		$-	0.00

6. Class C Noteholders Interest:		$58,565.00		$58,565.00	58,565.00

7. Third Priority Principal Distribution:		$-		$-	0.00

8. Class D Noteholders Interest:		$58,931.25		$58,931.25	58,931.25

Available Funds Remaining:					$8,268,123.93

9. Regular Principal Distribution Amount:					8,017,011.72

	Distributable Amount	Paid Amount
Class A-1 Notes		$-
Class A-2-A Notes		$-
Class A-2-B Notes		$-
Class A-3 Notes		$-
Class A-4 Notes		$-
Class A Notes Total:	$-	$-
Class B Notes Total:	$8,017,011.72	$8,017,011.72
Class C Notes Total:	$-	$-
Class D Notes Total:	$-	$-
Total Noteholders Principal	$8,017,011.72	$8,017,011.72

10. Required Deposit to Reserve Account			0.00

11. Trustee Expenses			0.00

12. Remaining Available Collections Released to Certificateholder			251,112.21

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$1,692,803.16
Beginning Period Amount	$1,692,803.16
Current Period Amortization	$237,939.72
Ending Period Required Amount	$1,454,863.44
Ending Period Amount	$1,454,863.44
Next Distribution Date Required Amount	$1,238,421.37

Hyundai Auto Receivables Trust 2015-C
Monthly Servicing Report

Collection Period	September 2019
Distribution Date	10/15/19
Transaction Month	49
30/360 Days	30
Actual/360 Days	29

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$2,551,664.42
Beginning Period Amount	$2,551,664.42
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$2,551,664.42
Ending Period Amount	$2,551,664.42

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

		Beginning	Ending	Target
Overcollateralization Amount		$15,309,986.55	$15,309,986.55	$15,309,986.55
Overcollateralization as a % of Original Adjusted Pool		1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool		19.32%	21.49%	21.49%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.27%	18,133	97.41%	$70,797,989.10
30 - 60 Days	1.32%	243	1.97%	$1,430,416.55
61 - 90 Days	0.35%	64	0.51%	$367,087.54
91-120 Days	0.07%	13	0.12%	$86,578.47
121 + Days	0.00%	0	0.00%	$-
Total		18,453		$72,682,071.66

Delinquent Receivables 30+ Days Past Due
Current Period	1.73%	320	2.59%	$1,884,082.56
1st Preceding Collection Period	1.75%	336	2.60%	$2,106,183.47
2nd Preceding Collection Period	1.76%	353	2.49%	$2,237,322.94
3rd Preceding Collection Period	1.81%	381	2.60%	$2,583,967.32
Four-Month Average	1.76%		2.57%

Repossession in Current Period		16		$109,275.46
Repossession Inventory		50		$94,919.12

Current Charge-Offs
Gross Principal of Charge-Offs				$135,743.35
Recoveries				$(142,976.66)
Net Loss				$(7,233.31)

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				-0.11%

Average Pool Balance for Current Period				$76,809,547.38

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				-0.11%
1st Preceding Collection Period				-0.24%
2nd Preceding Collection Period				0.74%
3rd Preceding Collection Period				0.53%
Four-Month Average				0.23%

Cumulative Charge-Offs	Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs	26	2,431	$29,664,586.15
Recoveries	24	2,202	$(17,305,904.45)
Net Loss			$12,358,681.70
Cumulative Net Loss as a % of Initial Pool Balance			1.16%

Net Loss for Receivables that have experienced a Net Loss *	17	1,715	$12,468,447.51
Average Net Loss for Receivables that have experienced a Net Loss			$7,270.23

Principal Balance of Extensions			$223,109.54
Number of Extensions			38

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.